Segment Information - Summary Of Revenue And Property, Plant And Equipment By Geography (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	$ 40,906	$ 24,879
Property, plant and equipment, net	35,530	19,521
UNITED STATES
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	32,960	21,215
Property, plant and equipment, net	34,840	18,956
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	7,946	3,664
Property, plant and equipment, net	$ 690	$ 565